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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24f-2
                        Annual Notice of Securities Sold
             Read instructions at end of Form before preparing Form.
                              Please print or type.

1.     Name and address of issuer:
       Deutsche Investors Funds, Inc.
       One South Street
       Baltimore, Maryland 21202


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
       classes):                 Growth Opportunity Fund
                                 Class A, B and C Shares


3.     Investment Company Act File Number:                             811-8227
       Securities Act File Number:                                     333-7008

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4(a).  Last day of fiscal year for which this Form is filed:                                  September 30, 2002

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
       (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5.     Calculation of registration fee:
       (i)   Aggregate sale price of securities sold during the fiscal year
             pursuant to section 24(f):                                                           $304,616


       (ii)  Aggregate price of securities redeemed or repurchased during the
             fiscal year:                                                                         $103,055


       (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
             Commission:                                                                          $      -

       (iv)  Total available redemption credits [add Items 5(ii) and 5(iii)]:                     $103,055

       (v)   Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract
             Item 5(iv) from Item 5(i):

                                                                                                  $201,561

       (vi)  Redemption credits available for use in future years -- if Item
             5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item
             5(i)]:                                                                               $      -
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       (vii) Multiplier for determining registration fee (See Instruction
             C.9): x                                                                           0.000092

       (viii Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter
             "0" if no fee is due):                                                                 $19


6.     Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number
of shares or other units) deducted here: If there are a number of shares or                         $ -
other units that were registered pursuant to rule 24e-2 remaining usnsold at the end of the fiscal year for which this form is filed that are available for use
by the issuer in future fiscal years, then state that number here:                                  $ -

7.     Interest due -- if this Form is being filed more than 90 days after the
       end of the issuer's fiscal year (see Instruction D):             +                           $ 0

8.     Total of the amount of the registration fee due plus any interest due
       [line 5(viii) plus line 7]: =                                                                $19

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: December 19, 2002, Fed reference number: 000215
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Method of delivery:          [X] Wire Transfer           [ ] Mail or other means


                                   SIGNATURES

This Form has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*                /s/ Bruce A. Rosenblum
                                         ---------------------------------------
                                         Bruce A. Rosenblum, Assistant Secretary

Date:                  12/20/02

* Please print the name and title of the signing officer below the signature.